Note 10 - Other Assets (Details Textual)	12 Months Ended
	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)
Statement Line Items [Line Items]
Capitilised development costs	$ 3,100,000	$ 2,500,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0
Intangible assets other than goodwill	10,560,000	12,054,000
Right-of-use assets	2,424,000	2,734,000
Right of use Assets, Accumulated Amortisation	$ 3,900,000
Canada Stablecorp Inc.[member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	7.80%
Computer software [member]
Statement Line Items [Line Items]
Intangible assets other than goodwill	$ 7,100,000	7,100,000
Intangible assets under development [member] | Period of projected cash flow [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	10
Intangible assets under development [member] | Average yearly earnings growth rate [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	32
Intangible assets under development [member] | Terminal growth rate [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	1
Right-of-use assets [member]
Statement Line Items [Line Items]
Amortisation expense	$ 751,000	$ 695,000